Share-based compensation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014 entity
Share awards in a wholly controlled entity
Share-based compensation plan disclosures
Percentage equity interest granted under the equity incentive program	30.00%
Share-based compensation cost	21,450,000
Percentage of the fair value of equity interest recorded as expense	30.00%
Awards associated with R&D restructuring | New Entities
Share-based compensation plan disclosures
Share-based compensation cost		3,800,000
Number of new controlled entities formed for restructuring plan		5
Equity interest in the entity (as a percentage)		51.00%
Equity interest in the entity held by the Company's key R&D employees (as a percentage)		49.00%
Total compensation cost		119,900,000
Awards associated with R&D restructuring | New Entities | Minimum
Share-based compensation plan disclosures
Requisite service period required		2 years
Awards associated with R&D restructuring | New Entities | Maximum
Share-based compensation plan disclosures
Requisite service period required		3 years